Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 29, 2024
to the Funds’ Prospectus and Summary Prospectus
dated October 31, 2023
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN GROWTH FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(29.31)%	3.81%	7.24%
Return After Taxes on Distributions	(31.69)%	1.00%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(16.18)%	2.68%	5.27%

Class A Shares (11/15/13) Return Before Taxes	(33.52)%	2.32%	6.23%

Class C Shares (07/01/15) Return Before Taxes	(29.97)%	2.81%	5.45%

Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.21)%	5.97%	7.73%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Contrarian Fund
The Average Annual Total Returns Table for the Contrarian Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN CONTRARIAN FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(16.86)%	8.19%	9.40%
Return After Taxes on Distributions	(18.90)%	5.22%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares1	(8.50)%	6.05%	6.98%

Class A Shares (11/15/13) Return Before Taxes	(21.82)%	6.65%	8.41%

Class C Shares (07/01/15) Return Before Taxes	(17.66)%	7.18%	8.58%

Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	(18.37)%	5.89%	8.09%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	(13.09)%	4.75%	10.81%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Hedged Equity Fund
The Average Annual Total Returns Table for the Hedged Equity Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN HEDGED EQUITY FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(16.62)%	11.69%	11.15%
Return After Taxes on Distributions	(18.71)%	6.53%	7.58%
Return After Taxes on Distributions and Sale of Fund Shares1	(9.03)%	8.21%	8.22%

Class A Shares (11/15/13) Return Before Taxes	(21.63)%	10.07%	10.14%

Class C Shares (07/01/15) Return Before Taxes	(17.21)%	10.92%	11.24%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(18.11)%	9.42%	6.79%

Cboe S&P 500 BuyWrite Index (BXM)	(11.37)%	2.73%	4.84%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN SMALL CAP GROWTH FUND	1	5
Investor Class Shares (12/16/13)	Year	Year	Life of Class

Return Before Taxes	(24.79)%	4.41%	8.83%
Return After Taxes on Distributions	(27.06)%	1.18%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares1	(13.08)%	3.23%	6.88%

Class A Shares (12/16/13) Return Before Taxes	(29.25)%	2.92%	7.84%

Class C Shares (07/01/15) Return Before Taxes	(25.53)%	3.41%	5.60%

Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.36)%	3.51%	6.43%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

MERIDIAN GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 29, 2024
to the Funds’ Prospectus and Summary Prospectus
dated October 31, 2023
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN GROWTH FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(29.31)%	3.81%	7.24%
Return After Taxes on Distributions	(31.69)%	1.00%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(16.18)%	2.68%	5.27%

Class A Shares (11/15/13) Return Before Taxes	(33.52)%	2.32%	6.23%

Class C Shares (07/01/15) Return Before Taxes	(29.97)%	2.81%	5.45%

Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.21)%	5.97%	7.73%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2022)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
MERIDIAN GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(33.52%)
5 Year	rr_AverageAnnualReturnYear05	2.32%
Life of Class	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.97%)
5 Year	rr_AverageAnnualReturnYear05	2.81%
Life of Class	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.31%)
5 Year	rr_AverageAnnualReturnYear05	3.81%
Life of Class	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN GROWTH FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(31.69%)
5 Year	rr_AverageAnnualReturnYear05	1.00%
Life of Class	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.18%)	[1]
5 Year	rr_AverageAnnualReturnYear05	2.68%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	5.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[1]
MERIDIAN GROWTH FUND | Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.21%)
5 Year	rr_AverageAnnualReturnYear05	5.97%
Life of Class	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 29, 2024
to the Funds’ Prospectus and Summary Prospectus
dated October 31, 2023
Contrarian Fund
The Average Annual Total Returns Table for the Contrarian Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN CONTRARIAN FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(16.86)%	8.19%	9.40%
Return After Taxes on Distributions	(18.90)%	5.22%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares1	(8.50)%	6.05%	6.98%

Class A Shares (11/15/13) Return Before Taxes	(21.82)%	6.65%	8.41%

Class C Shares (07/01/15) Return Before Taxes	(17.66)%	7.18%	8.58%

Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	(18.37)%	5.89%	8.09%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	(13.09)%	4.75%	10.81%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2022)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
MERIDIAN CONTRARIAN FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.82%)
5 Year	rr_AverageAnnualReturnYear05	6.65%
Life of Class	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.66%)
5 Year	rr_AverageAnnualReturnYear05	7.18%
Life of Class	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.86%)
5 Year	rr_AverageAnnualReturnYear05	8.19%
Life of Class	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.90%)
5 Year	rr_AverageAnnualReturnYear05	5.22%
Life of Class	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.50%)	[1]
5 Year	rr_AverageAnnualReturnYear05	6.05%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	6.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[1]
MERIDIAN CONTRARIAN FUND | Russell 2500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Year	rr_AverageAnnualReturnYear05	5.89%
Life of Class	rr_AverageAnnualReturnSinceInception	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.09%)
5 Year	rr_AverageAnnualReturnYear05	4.75%
Life of Class	rr_AverageAnnualReturnSinceInception	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN HEDGED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 29, 2024
to the Funds’ Prospectus and Summary Prospectus
dated October 31, 2023
Hedged Equity Fund
The Average Annual Total Returns Table for the Hedged Equity Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN HEDGED EQUITY FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(16.62)%	11.69%	11.15%
Return After Taxes on Distributions	(18.71)%	6.53%	7.58%
Return After Taxes on Distributions and Sale of Fund Shares1	(9.03)%	8.21%	8.22%

Class A Shares (11/15/13) Return Before Taxes	(21.63)%	10.07%	10.14%

Class C Shares (07/01/15) Return Before Taxes	(17.21)%	10.92%	11.24%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(18.11)%	9.42%	6.79%

Cboe S&P 500 BuyWrite Index (BXM)	(11.37)%	2.73%	4.84%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2022)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
MERIDIAN HEDGED EQUITY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.63%)
5 Year	rr_AverageAnnualReturnYear05	10.07%
Life of Class	rr_AverageAnnualReturnSinceInception	10.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN HEDGED EQUITY FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.21%)
5 Year	rr_AverageAnnualReturnYear05	10.92%
Life of Class	rr_AverageAnnualReturnSinceInception	11.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN HEDGED EQUITY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.62%)
5 Year	rr_AverageAnnualReturnYear05	11.69%
Life of Class	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN HEDGED EQUITY FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.71%)
5 Year	rr_AverageAnnualReturnYear05	6.53%
Life of Class	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN HEDGED EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.03%)	[1]
5 Year	rr_AverageAnnualReturnYear05	8.21%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	8.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[1]
MERIDIAN HEDGED EQUITY FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Year	rr_AverageAnnualReturnYear05	9.42%
Life of Class	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN HEDGED EQUITY FUND | Cboe S&P 500 BuyWrite Index (BXM)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.37%)
5 Year	rr_AverageAnnualReturnYear05	2.73%
Life of Class	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
Meridian Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 29, 2024
to the Funds’ Prospectus and Summary Prospectus
dated October 31, 2023
Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN SMALL CAP GROWTH FUND	1	5
Investor Class Shares (12/16/13)	Year	Year	Life of Class

Return Before Taxes	(24.79)%	4.41%	8.83%
Return After Taxes on Distributions	(27.06)%	1.18%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares1	(13.08)%	3.23%	6.88%

Class A Shares (12/16/13) Return Before Taxes	(29.25)%	2.92%	7.84%

Class C Shares (07/01/15) Return Before Taxes	(25.53)%	3.41%	5.60%

Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.36)%	3.51%	6.43%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2022)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Meridian Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.25%)
5 Year	rr_AverageAnnualReturnYear05	2.92%
Life of Class	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.53%)
5 Year	rr_AverageAnnualReturnYear05	3.41%
Life of Class	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
Meridian Small Cap Growth Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.79%)
5 Year	rr_AverageAnnualReturnYear05	4.41%
Life of Class	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.06%)
5 Year	rr_AverageAnnualReturnYear05	1.18%
Life of Class	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.08%)	[1]
5 Year	rr_AverageAnnualReturnYear05	3.23%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	6.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013	[1]
Meridian Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
5 Year	rr_AverageAnnualReturnYear05	3.51%
Life of Class	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015

[1]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.